   As filed with the Securities and Exchange Commission on November 13, 2001
                                                              File No. 333-91925
                                                                        811-4732
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

         Pre-Effective Amendment No.                                   [ ]
                                     -------
         Post-Effective Amendment No.    9                             [X]
                                      -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.    214                                 [X]
                                ---------

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)
                                 P. O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                 P. O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

      ___  immediately upon filing pursuant to paragraph (b) of Rule 485
      _X_  on December 3, 2001 pursuant to paragraph (b) of Rule 485
      ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ___  on ___________ pursuant to paragraph (a)(1) of Rule 485
      ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

The purpose of this post-effective amendment No. 9 to the registration statement on Form N-4 (File No. 333-91925) is to supplement all prospectuses to this registration statement. This post-effective amendment does not supercede previous post-effective amendments filed with the Securities and Exchange Commission under this File No. 333-91925 to the extent such post-effective amendments register other prospectuses and statements of additional information that describe other variable annuities.

The Prospectus for The Director Plus is incorporated by reference to the Prospectus filed pursuant to Rule 497(e) on September 24, 2001 under File No. 333-91925.

The Statement of Additional Information (including all financial statements therein) for The Director Plus is incorporated by reference to the Statement of Additional Information filed pursuant to Rule 497(c) on May 2, 2001 under File No. 333-91925.

The Prospectus for The Director Select Plus is incorporated by reference to the Prospectus filed pursuant to Rule 497(e) on September 24, 2001 under File No. 333-91925.

The Statement of Additional Information (including all financial statements therein) for The Director Select Plus is incorporated by reference to the Prospectus and Statement of Additional Information filed pursuant to Rule 497(c) on May 2, 2001 under File No. 333-91925.

The Prospectus for the NatCity Director Plus is incorporated by reference to the Prospectus filed pursuant to Rule 497(e) on September 24, 2001 under File No. 333-91925.

The Statement of Additional Information (including all financial statements therein) for NatCity Director Plus is incorporated by reference to the Prospectus and Statement of Additional Information filed pursuant to Rule 497(c) on May 2, 2001 under File No. 333-91925.

The Prospectus for AmSouth Variable Annuity Plus is incorporated by reference to the Prospectus filed pursuant to Rule 497(e) on September 24, 2001 under File No. 333-91925.

The Statement of Additional Information (including all financial statements therein) for AmSouth Variable Annuity Plus is incorporated by reference to the Statement of Additional Information filed pursuant to Rule 497(c) on May 2, 2001 under File No. 333-91925.

The Prospectus and Statement of Additional Information (including all financial statements therein) for the Director Preferred Plus are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 9, by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-91925), as filed on October 1, 2001 and declared effective on October 15, 2001.

The Prospectus and Statement of Additional Information (including all financial statements therein) for Director Elite Plus are incorporated by reference to the Prospectus and Statement of Additional Information filed pursuant to Rule 497(c) on May 2, 2001 under File No. 333-91925.

Supplements to the Prospectuses, dated December 3, 2001, are included in Part A of this Post-Effective Amendment.

                               THE DIRECTOR PLUS
                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY
              SUPPLEMENT DATED DECEMBER 3, 2001 TO THE PROSPECTUS
              DATED MAY 1, 2001 AND REVISED AS OF OCTOBER 1, 2001

UNDER THE SECTION "HIGHLIGHTS" UNDER THE SUB-SECTION "WILL HARTFORD PAY A DEATH BENEFIT?," THE FOLLOWING IS ADDED AFTER THE SECOND PARAGRAPH:

If you purchase your Contract in New York, the Death Benefit before the Annuity Commencement Date is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

UNDER THE SECTION ENTITLED "THE CONTRACT," UNDER "PURCHASES AND CONTRACT VALUE," THE FOLLOWING IS ADDED AT THE END OF THE SUB-SECTION "DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?":

If you purchase your Contract in New York, Hartford will recapture the Payment Enhancements only if you cancel your Contract during the "Right to Examine" period described in your Contract.

UNDER THE SECTION "THE CONTRACT" UNDER THE SUB-SECTION "DEATH BENEFIT" UNDER THE SUB-SECTION "WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?", THE FOLLOWING IS ADDED AFTER THE THIRD PARAGRAPH:

If you purchase your Contract in New York, the Death Benefit before the Annuity Commencement Date is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

UNDER THE SECTION "ANNUITY PAYOUTS", UNDER THE SUB-SECTION "1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?", THE LAST SENTENCE IN THE SECOND PARAGRAPH IS DELETED AND REPLACED WITH THE FOLLOWING:

Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3314
333-91925

                            THE DIRECTOR SELECT PLUS
                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY
              SUPPLEMENT DATED DECEMBER 3, 2001 TO THE PROSPECTUS
              DATED MAY 1, 2001 AND REVISED AS OF OCTOBER 1, 2001

UNDER THE SECTION "HIGHLIGHTS" UNDER THE SUB-SECTION "WILL HARTFORD PAY A DEATH BENEFIT?," THE FOLLOWING IS ADDED AFTER THE SECOND PARAGRAPH:

If you purchase your Contract in New York, the Death Benefit before the Annuity Commencement Date is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

UNDER THE SECTION ENTITLED "THE CONTRACT," UNDER "PURCHASES AND CONTRACT VALUE," THE FOLLOWING IS ADDED AT THE END OF THE SUB-SECTION "DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?":

If you purchase your Contract in New York, Hartford will recapture the Payment Enhancements only if you cancel your Contract during the "Right to Examine" period described in your Contract.

UNDER THE SECTION "THE CONTRACT" UNDER THE SUB-SECTION "DEATH BENEFIT" UNDER THE SUB-SECTION "WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?", THE FOLLOWING IS ADDED AFTER THE THIRD PARAGRAPH:

If you purchase your Contract in New York, the Death Benefit before the Annuity Commencement Date is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

UNDER THE SECTION "ANNUITY PAYOUTS", UNDER THE SUB-SECTION "1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?", THE LAST SENTENCE IN THE SECOND PARAGRAPH IS DELETED AND REPLACED WITH THE FOLLOWING:

Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3315
333-91925

                             NATCITY DIRECTOR PLUS
                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY
              SUPPLEMENT DATED DECEMBER 3, 2001 TO THE PROSPECTUS
              DATED MAY 1, 2001 AND REVISED AS OF OCTOBER 1, 2001

UNDER THE SECTION "HIGHLIGHTS" UNDER THE SUB-SECTION "WILL HARTFORD PAY A DEATH BENEFIT?," THE FOLLOWING IS ADDED AFTER THE SECOND PARAGRAPH:

If you purchase your Contract in New York, the Death Benefit before the Annuity Commencement Date is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

UNDER THE SECTION ENTITLED "THE CONTRACT," UNDER "PURCHASES AND CONTRACT VALUE," THE FOLLOWING IS ADDED AT THE END OF THE SUB-SECTION "DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?":

If you purchase your Contract in New York, Hartford will recapture the Payment Enhancements only if you cancel your Contract during the "Right to Examine" period described in your Contract.

UNDER THE SECTION "THE CONTRACT" UNDER THE SUB-SECTION "DEATH BENEFIT" UNDER THE SUB-SECTION "WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?", THE FOLLOWING IS ADDED AFTER THE THIRD PARAGRAPH:

If you purchase your Contract in New York, the Death Benefit before the Annuity Commencement Date is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

UNDER THE SECTION "ANNUITY PAYOUTS", UNDER THE SUB-SECTION "1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?", THE LAST SENTENCE IN THE SECOND PARAGRAPH IS DELETED AND REPLACED WITH THE FOLLOWING:

Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3331
333-91925

                         AMSOUTH VARIABLE ANNUITY PLUS
                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY
              SUPPLEMENT DATED DECEMBER 3, 2001 TO THE PROSPECTUS
              DATED MAY 1, 2001 AND REVISED AS OF OCTOBER 1, 2001

UNDER THE SECTION "HIGHLIGHTS" UNDER THE SUB-SECTION "WILL HARTFORD PAY A DEATH BENEFIT?," THE FOLLOWING IS ADDED AFTER THE SECOND PARAGRAPH:

If you purchase your Contract in New York, the Death Benefit before the Annuity Commencement Date is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

UNDER THE SECTION ENTITLED "THE CONTRACT," UNDER "PURCHASES AND CONTRACT VALUE," THE FOLLOWING IS ADDED AT THE END OF THE SUB-SECTION "DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?":

If you purchase your Contract in New York, Hartford will recapture the Payment Enhancements only if you cancel your Contract during the "Right to Examine" period described in your Contract.

UNDER THE SECTION "THE CONTRACT" UNDER THE SUB-SECTION "DEATH BENEFIT" UNDER THE SUB-SECTION "WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?", THE FOLLOWING IS ADDED AFTER THE THIRD PARAGRAPH:

If you purchase your Contract in New York, the Death Benefit before the Annuity Commencement Date is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

UNDER THE SECTION "ANNUITY PAYOUTS", UNDER THE SUB-SECTION "1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?", THE LAST SENTENCE IN THE SECOND PARAGRAPH IS DELETED AND REPLACED WITH THE FOLLOWING:

Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3332
333-91925

                            DIRECTOR PREFERRED PLUS
                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY
              SUPPLEMENT DATED DECEMBER 3, 2001 TO THE PROSPECTUS
                             DATED OCTOBER 15, 2001

UNDER THE SECTION "HIGHLIGHTS" UNDER THE SUB-SECTION "WILL HARTFORD PAY A DEATH BENEFIT?," THE FOLLOWING IS ADDED AFTER THE SECOND PARAGRAPH:

If you purchase your Contract in New York, the Death Benefit before the Annuity Commencement Date is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

UNDER THE SECTION ENTITLED "THE CONTRACT," UNDER "PURCHASES AND CONTRACT VALUE," THE FOLLOWING IS ADDED AT THE END OF THE SUB-SECTION "DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?":

If you purchase your Contract in New York, Hartford will recapture the Payment Enhancements only if you cancel your Contract during the "Right to Examine" period described in your Contract.

UNDER THE SECTION "THE CONTRACT" UNDER THE SUB-SECTION "DEATH BENEFIT" UNDER THE SUB-SECTION "WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?", THE FOLLOWING IS ADDED AFTER THE THIRD PARAGRAPH:

If you purchase your Contract in New York, the Death Benefit before the Annuity Commencement Date is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

UNDER THE SECTION "ANNUITY PAYOUTS", UNDER THE SUB-SECTION "1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?", THE LAST SENTENCE IN THE SECOND PARAGRAPH IS DELETED AND REPLACED WITH THE FOLLOWING:

Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3333
333-91925

                              DIRECTOR ELITE PLUS
                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY
              SUPPLEMENT DATED DECEMBER 3, 2001 TO THE PROSPECTUS
              DATED MAY 1, 2001 AND REVISED AS OF OCTOBER 1, 2001

UNDER THE SECTION "HIGHLIGHTS" UNDER THE SUB-SECTION "WILL HARTFORD PAY A DEATH BENEFIT?," THE FOLLOWING IS ADDED AFTER THE SECOND PARAGRAPH:

If you purchase your Contract in New York, the Death Benefit before the Annuity Commencement Date is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

UNDER THE SECTION ENTITLED "THE CONTRACT," UNDER "PURCHASES AND CONTRACT VALUE," THE FOLLOWING IS ADDED AT THE END OF THE SUB-SECTION "DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?":

If you purchase your Contract in New York, Hartford will recapture the Payment Enhancements only if you cancel your Contract during the "Right to Examine" period described in your Contract.

UNDER THE SECTION "THE CONTRACT" UNDER THE SUB-SECTION "DEATH BENEFIT" UNDER THE SUB-SECTION "WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?", THE FOLLOWING IS ADDED AFTER THE THIRD PARAGRAPH:

If you purchase your Contract in New York, the Death Benefit before the Annuity Commencement Date is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

UNDER THE SECTION "ANNUITY PAYOUTS", UNDER THE SUB-SECTION "1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?", THE LAST SENTENCE IN THE SECOND PARAGRAPH IS DELETED AND REPLACED WITH THE FOLLOWING:

Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3334
333-91925

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a) Principal Underwriter Agreement.(2)

          (3)  (b) Form of Dealer Agreement.(2)

          (4)  Form of Individual Flexible Premium Variable Annuity Contract.(3)

          (5)  Form of Application.(4)

          (6)  (a) Articles of Incorporation of Hartford.(5)

          (6)  (b) Bylaws of Hartford.(6)

          (7)  Not applicable.

          (8)  Form of Fund Participation Agreement.(7)

          (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

          (11) No financial statements are omitted.

--------------------------
(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.
(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.
(3) Incorporated by reference to the initial filing to the Registration Statement File No. 333-91925, dated December 1, 1999.
(4) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, File No. 333-91925, filed on February 22, 2000.
(5) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, dated February 8, 2001.
(6) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement File No. 333-69485, filed on April 9, 2001.
(7) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 333-91921 filed on August 25, 2000.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.

          Item 25. Directors and Officers of the Depositor


----------------------------------------------------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
----------------------------------------------------------------------------------------------------------------------
David A. Carlson                             Vice President
----------------------------------------------------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Patrice Kelly-Ellis                          Vice President
----------------------------------------------------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
----------------------------------------------------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
----------------------------------------------------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
----------------------------------------------------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
----------------------------------------------------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Ryan Johnson                                 Vice President
----------------------------------------------------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Michael D. Keeler                            Vice President
----------------------------------------------------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President
----------------------------------------------------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
----------------------------------------------------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
----------------------------------------------------------------------------------------------------------------------
Gary J. Miller                               Vice President
----------------------------------------------------------------------------------------------------------------------
Tom Nassiri                                  Vice President
----------------------------------------------------------------------------------------------------------------------
Deanne Osgood                                Vice President
----------------------------------------------------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
----------------------------------------------------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
----------------------------------------------------------------------------------------------------------------------
Lowndes A. Smith                             Chairman of the Board and Chief Executive Officer, Director*
----------------------------------------------------------------------------------------------------------------------
Joe M. Thomson                               Senior Vice President
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
----------------------------------------------------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
----------------------------------------------------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
----------------------------------------------------------------------------------------------------------------------


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of September 30, 2001, there were 265,625 Contract Owners.

Item 28. Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account One
               Hartford Life Insurance Company - Separate Account Two
               Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
               Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
               Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
               Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
               Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
               Hartford Life Insurance Company - Separate Account Ten
               (formerly Putnam Capital Manager Trust Separate Account) Hartford Life Insurance Company - Separate Account Three Hartford Life Insurance Company - Separate Account Five
               Hartford Life Insurance Company - Separate Account Seven Hartford Life Insurance Company - Separate Account Eleven Hartford Life and Annuity Insurance Company - Separate Account One

               Hartford Life and Annuity Insurance Company - Separate Account Ten (formerly Putnam Capital Manager Trust Separate Account Two) Hartford Life and Annuity Insurance Company - Separate Account Three
               Hartford Life and Annuity Insurance Company - Separate Account
               Five
               Hartford Life and Annuity Insurance Company - Separate Account
               Six
               Hartford Life and Annuity Insurance Company - Separate Account Seven
               Hart Life Insurance Company - Separate Account One
               Hart Life Insurance Company - Separate Account Two
               American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
               Servus Life Insurance Company - Separate Account Two

          (b)  Directors and Officers of HSD

                                               Positions and Offices
               Name                               With  Underwriter
              ------                              -----------------
          David A. Carlson                 Vice President
          Peter W. Cummins                 Senior Vice President
          Bruce W. Ferris                  Vice President
          David T. Foy                     Treasurer
          George R. Jay                    Controller
          Ryan Johnson                     Vice President
          Thomas M. Marra                  President, Director
          Christine Hayer Repasy           Senior Vice President, General
                                           Counsel and Corporate Secretary
          Lowndes A. Smith                 Chairman of the Board and Chief
                                           Executive Officer, Director
          John C. Walters                  Executive Vice President, Director

               Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.


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                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 13th day of November, 2001.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO
      (Registrant)

By:   Thomas M. Marra                         *By:   /s/ Marianne O'Doherty
     -----------------------------------           ----------------------------
      Thomas M. Marra, President                     Marianne O'Doherty
                                                     Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

*By:  Thomas M. Marra
     -----------------------------------
      Thomas M. Marra, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Director*
Christine Hayer Repasy, Senior Vice President,
     General Counsel & Corporate Secretary,     By:  /s/ Marianne O'Doherty
     Director*                                           -----------------------
Lowndes A. Smith, Chairman of the Board &                Marianne O'Doherty
     Chief Executive Officer, Director *                 Attorney-in-Fact
John C. Walters, Executive Vice President,
     Director*
Lizabeth H. Zlatkus, Executive Vice President,  Date: November 13, 2001
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*


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                                  EXHIBIT INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(10)     Consent of Arthur Andersen, LLP, Independent Public Accountants.

(15)     Power of Attorney.

(16)     Organizational Chart.